Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Schedule of Acquisitions

The table below reflects the Company's estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2016 acquisitions:

	Viatel	Dallas Data Center
Acquisition date	December 31, 2015	December 31, 2015
	(in millions)
Cash	$5.3	$—
Other current assets	7.5	—
Property and equipment	127.2	14.9
Deferred tax assets, net	—	—
Intangibles	24.8	1.8
Goodwill	12.1	—
Other assets	—	—
Total assets acquired	176.9	16.7
Current liabilities	14.4	—
Deferred revenue	46.6	—
Deferred tax liability, net	9.6	—
Other liabilities	—	—
Total liabilities assumed	70.6	—
Net assets acquired	106.3	16.7
Less cash acquired	(5.3)	—
Net consideration paid	$101.0	$16.7

The table below reflects the Company's estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2015 acquisitions:

	AtlantaNAP	Neo	IdeaTek	Latisys
Acquisition date	July 1, 2014	July 1, 2014	January 1, 2015	February 23, 2015
	(in millions)
Cash	$—	$4.2	$—	$9.4
Other current assets	0.2	9.5	0.8	17.2
Property and equipment	7.0	31.3	32.3	222.9
Deferred tax assets, net	—	—	3.1	0.4
Intangibles	21.0	26.4	7.6	250.2
Goodwill	25.2	32.5	39.0	274.7
Other assets	—	2.3	—	5.0
Total assets acquired	53.4	106.2	82.8	779.8
Current liabilities	1.5	13.5	4.4	10.0
Deferred revenue	—	3.7	25.7	3.1
Deferred tax liability, net	—	7.6	—	79.5
Other liabilities	—	3.3	—	—
Total liabilities assumed	1.5	28.1	30.1	92.6
Net assets acquired	51.9	78.1	52.7	687.2
Less cash acquired	—	(4.2)	—	(9.4)
Net consideration paid	$51.9	$73.9	$52.7	$677.8

The table below reflects the Company's estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2015 acquisitions (in millions):

	AtlantaNAP	Neo	IdeaTek	Latisys
Acquisition date	July 1, 2014	July 1, 2014	January 1, 2015	February 23, 2015
Cash	$—	$4.2	$—	$9.4
Other current assets	0.2	9.5	0.8	17.1
Property and equipment	7.0	31.3	32.3	222.9
Deferred tax assets, net	—	—	2.9	—
Intangibles	21.0	26.4	7.6	250.2
Goodwill	25.2	32.5	38.8	279.8
Other assets	—	2.3	—	5.0
Total assets acquired	53.4	106.2	82.4	784.4
Current liabilities	1.5	13.5	4.5	10.7
Deferred revenue	—	3.7	25.2	3.2
Deferred tax liability, net	—	7.6	—	83.6
Other liabilities	—	3.3	—	—
Total liabilities assumed	1.5	28.1	29.7	97.5
Net assets acquired	51.9	78.1	52.7	686.9
Less cash acquired	—	(4.2)	—	(9.4)
Net consideration paid	$51.9	$73.9	$52.7	$677.5

The table below reflects the Company's estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2014 acquisitions (in millions):

	Corelink	Access	FiberLink	CoreXchange	Geo
Acquisition date	August 1, 2013	October 1, 2013	October 2, 2013	March 4, 2014	May 16, 2014
Cash	$0.1	$1.2	$—	$—	$13.7
Other current assets	0.5	2.3	0.8	0.6	8.8
Property and equipment	15.9	11.5	15.9	3.1	220.4
Deferred tax assets, net	—	—	7.7	0.2	—
Intangibles	0.2	18.0	19.3	11.0	60.8
Goodwill	2.9	24.0	19.8	3.4	113.8
Other assets	0.5	—	0.1	—	9.8
Total assets acquired	20.1	57.0	63.6	18.3	427.3
Current liabilities	0.7	1.0	1.3	0.5	34.8
Deferred revenue	0.2	5.1	19.2	0.4	45.1
Capital lease obligations	14.2	—	—	0.2	—
Deferred tax liability, net	3.0	9.6	—	—	38.2
Other liabilities	—	—	—	—	3.2
Total liabilities assumed	18.1	15.7	20.5	1.1	121.3
Net assets acquired	2.0	41.3	43.1	17.2	306.0
Less cash acquired	(0.1)	(1.2)	—	—	(13.7)
Net consideration paid	$1.9	$40.1	$43.1	$17.2	$292.3

The table below reflects the Company's estimates of the acquisition date fair values of the acquired assets and liabilities assumed from its Fiscal 2013 acquisitions (in millions):

	AboveNet	Fibergate	US Carrier	First Telecom	Litecast	Core NAP
Acquisition date	July 2, 2012	August 31, 2012	October 1, 2012	December 14, 2012	December 14, 2012	May 31, 2013
Cash	$141.6	$2.3	$—	$—	$—	$—
Other current assets	46.5	4.9	1.3	5.9	0.3	0.2
Property and equipment	1,477.3	59.0	19.4	63.5	0.4	2.5
Deferred tax assets, net	42.1	—	2.0	19.2	—	—
Intangibles	480.4	35.9	6.8	17.1	12.5	4.1
Goodwill	381.6	53.8	5.4	48.4	9.9	1.0
Other assets	12.6	—	—	0.1	—	—
Total assets acquired	2,582.1	155.9	34.9	154.2	23.1	7.8
Current liabilities	78.4	1.5	3.7	4.6	0.2	0.5
Deferred revenue	146.0	2.5	2.2	39.9	0.7	—
Other liabilities	6.1	—	—	—	—	0.2
Deferred tax liability, net	—	31.3	—	—	—	—
Total liabilities assumed	230.5	35.3	5.9	44.5	0.9	0.7
Net assets acquired	2,351.6	120.6	28.9	109.7	22.2	7.1
Cost method investment in USCarrier	—	—	(12.8)	—	—	—
Less cash acquired	(141.6)	(2.3)	—	—	—	—
Net consideration paid	$2,210.0	$118.3	$16.1	$109.7	$22.2	$7.1

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows (millions):

	June 30,
	2015	2014
Deferred income tax assets
Net operating loss carry forwards	$434.0	$415.6
Alternate minimum tax credit carryforwards	8.4	6.3
Deferred revenue	243.5	190.7
Accrued expenses	27.9	22.4
Other liabilities	14.4	7.6
Reserves against accounts receivable	10.2	6.4
Other	17.4	2.1
Total deferred income tax assets	755.8	651.1
Valuation allowance	(1.1)	(2.2)
Net deferred tax assets	754.7	648.9
Deferred income tax liabilities
Property and equipment	468.9	374.4
Intangible assets	327.2	239.3
Debt issuance costs	18.8	27.2
Total deferred income tax liabilities	814.9	640.9
Net deferred income tax assets/(liabilities)	$(60.2)	$8.0

Schedule of Purchase Accounting Adjustments

The following table reflects the financial statement captions impacted by the purchase accounting adjustments:

	Adjusted Balance June 30, 2014	Previously Reported Balance* June 30, 2014	Purchase accounting adjustment
Assets
Current assets
Trade receivables, net	57.2	59.0	(1.8)
Prepaid expenses	24.9	25.6	(0.7)
Deferred income taxes, net	161.0	160.4	0.6
Total current assets	243.1	245.0	(1.9)
Property and equipment, net	2,822.4	2,821.4	1.0
Intangible assets, net	710.3	709.7	0.6
Goodwill	866.7	845.3	21.4
Other assets	37.7	37.8	(0.1)
Total assets	$4,680.2	$4,659.2	$21.0

Liabilities
Current liabilities
Accounts payable	26.7	27.0	(0.3)
Accrued liabilities	172.3	159.6	12.7
Total current liabilities	199.0	186.6	12.4
Capital lease obligation, non-current	25.7	22.9	2.8
Deferred revenue, non-current	501.5	496.9	4.6
Deferred income taxes, net	153.0	151.8	1.2
Total liabilities	$879.2	$858.2	$21.0

Schedule Of Pro-Forma Financial Information

The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions been consummated as of July 1, 2014.

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
	(in millions)
Revenue	$374.7	$357.6	$746.6	$710.8
Net loss	$(11.9)	$(6.6)	$(28.3)	$(127.7)

The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions been consummated as of July 1, 2013.

	Year Ended June 30,
	2015	2014
Revenue	$1,420.2	$1,329.6
Net loss	$(182.4)	$(221.5)

Acquisitions [Member]
Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows (in millions):

	Latisys	Geo	AboveNet
	February 23, 2015	May 16, 2014	July 2, 1012
Deferred income tax assets:
Net operating loss carryforwards	$49.9	$2.5	$405.3
Deferred revenue	1.1	4.4	49.1
Accrued expenses	0.1	—	12.2
Allowance for doubtful accounts	0.3	—	2.5
Other	0.4	—	—
Total deferred income tax assets	51.8	6.9	469.1
Deferred income tax liabilities:
Property and equipment	(42.3)	(32.9)	(250.0)
Intangible assets	(93.1)	(12.2)	(177.0)
Total deferred income tax liabilities	(135.4)	(45.1)	(427.0)
Net deferred income tax asset/(liabilities)	$(83.6)	$(38.2)	$42.1